Cover	12 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Hyperliquid Strategies Inc
Entity Central Index Key	0002078856
Entity Tax Identification Number	39-3284080
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	477 Madison Avenue
Entity Address, Address Line Two	22nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	883-4241
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Primary SIC Number	6199
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	477 Madison Avenue
Entity Address, Address Line Two	22nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	883-4241
Contact Personnel Name	David Schamis